MANAGER AND FOUNDER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   BANC ONE INVESTMENT ADVISORS CORPORATION
   Bank One Center
   241 North Central Avenue
   Phoenix, Arizona 85004

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Arthur K. Carlson
   Thomas W. Courtney
   William L. Ensign
   Diana P. Herrmann
   John C. Lucking
   Anne J. Mills

OFFICERS
   Diana P. Herrmann, President
   Kimball L. Young, Senior Vice President
   Alan R. Stockman, Vice President
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   100 East Broad Street
   Columbus, Ohio 43271

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.

                                     ANNUAL
                                     REPORT

                                  JUNE 30, 2001

                          A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Trust of Arizona: eagle sitting on top of flag above the words "TAX-FREE TRUST OF ARIZONA"]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS

[Logo of Tax-Free Trust of Arizona: eagle sitting on top of flag above the words "TAX-FREE TRUST OF ARIZONA"]

                SERVING ARIZONA INVESTORS FOR MORE THAN 15 YEARS

                            TAX-FREE TRUST OF ARIZONA

                                  ANNUAL REPORT

              "THE MANY BENEFITS OF MUNICIPAL BOND FUND INVESTING"

                                                                 August 15, 2001

Dear Fellow Shareholder:

     We have found over the years that it never hurts to reinforce for shareholders the fundamentals of Tax-Free Trust of Arizona and the reasons for investing in the Trust. Therefore, this Annual Report letter will provide you with a brief synopsis of the benefits of investing in the Trust.

CAPITAL PRESERVATION

     In general, a primary reason for investing in a municipal bond fund, such as Tax-Free Trust of Arizona, is capital preservation. In simple terms, Tax-Free Trust of Arizona is managed to help you keep the capital that you have. Therefore, the Trust's share price does not experience the dramatic highs and lows that can be witnessed by other types of investments, such as common stock funds.

     As the following chart illustrates, Tax-Free Trust of Arizona's objective of achieving a relatively stable share price, or net asset value, has been highly successful.* Since inception, the share price of the Trust has experienced relatively little volatility. This allows shareholders to "SLEEP WELL AT NIGHT," without worrying that their investment of today in the Trust could be substantially less tomorrow.

[Graphic of a bar chart with the following information:]

 SHARE NET ASSET VALUE

3/14/86           $9.60
12/31/86         $10.07
12/31/87          $9.41
12/31/88          $9.60
12/31/89          $9.88
12/31/90          $9.79
12/31/91         $10.24
12/31/92         $10.49
12/31/93         $10.95
12/31/94          $9.81
12/31/95         $10.72
12/31/96         $10.54
12/31/97         $10.86
12/31/98         $10.85
12/31/99         $10.09
12/31/00         $10.47
6/30/01          $10.49

TAX-FREE INCOME

     Obviously, there is substantially more to investing in the Trust than retaining the value of your capital. If there was only retention of your capital value, a piggy bank could serve as just an appropriate means.

     Another substantial benefit that you gain from an investment in Tax-Free Trust of Arizona is that of obtaining monthly income that is DOUBLE TAX-FREE.** The Trust pays you TAX-FREE DIVIDENDS - month in and month out. These dividends can be used by you to help you pay your living expenses, or they can be reinvested in additional shares of the Trust, thereby gaining for you the benefits of compounding.

     It is important for you to fully recognize just what TAX-FREE DIVIDENDS mean to you. As the chart below illustrates, a 5% TAX-FREE RETURN on your investment can equate to a taxable return of 8.3%, depending on your personal tax bracket.***

[Graphic of a bar chart with the following information]

        TAX-FREE YIELD          TAXABLE EQUIVALENT YIELD
              4%                          6.7%
              5%                          8.3%
              6%                         10.0%


HIGH-QUALITY, CONTROLLED MATURITY, AND DIVERSIFICATION

     How does Tax-Free Trust of Arizona strive to ensure that its objective of capital preservation and steady tax-free income is accomplished? This is achieved through very distinct management techniques utilized with construction of the Trust's portfolio.

     As you probably know, municipal securities have various credit ratings. These ratings attempt to measure the safety that the securities represent. With Tax-Free Trust of Arizona, we specifically limit the credit ratings to those within the TOP FOUR categories - AAA, AA, A, AND BAA. We further ensure that, in general, the majority of securities in the Trust's portfolio are within the TOP TWO credit grades - AAA AND AA. Through active management of the Trust's portfolio, we very carefully monitor the quality characteristics of each investment. In this way, we intentionally strive to avoid "surprises" from any of the Trust's securities.

     Another factor that we feel is important is maturity level in the construction of the overall characteristics of the municipal bonds in the portfolio.

     As we have explained to you in the past, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also experience a higher degree of volatility in their price.

     Therefore, we have structured the average maturity level of Tax-Free Trust of Arizona to be at a somewhat intermediate level. This level is produced by choosing a "laddered" approach to the selection of bonds in terms of their maturity. We include both short-term and long-term bonds in the portfolio, so that the overall average of these maturities run at an intermediate level. In this way, we can capture a substantial amount of income available from the bonds, but avoid any undue level of volatility.

     The charts below illustrate the Trust's June 30, 2001 portfolio broken down by quality and maturity.

[Graphic of a pie chart with the following information:]

   PORTFOLIO DISTRIBUTION BY QUALITY

   AAA                         61.7%
   AA                          24.0%
   A                            7.4%
   Below A and Not Rated        6.9%



[Graphic of a pie chart with the following information]

 PORTFOLIO DISTRIBUTION BY MATURITY

10 Years and Less              32.4%
11 - 15 Years                  33.1%
16 - 20 Years                  22.4%
21 - 30 Years                  11.3%
30 Years and Over               0.8%


     The other factor we tend to emphasize is diversification of the individual municipal bonds. We want to have a number of bonds in the Trust's portfolio representing various locations in the State and various kinds of projects. In this way, we can assure ourselves that no one project, or area of the State, can have any significant adverse influence upon your investment in the Trust.

ENHANCING ARIZONA'S QUALITY OF LIFE

     But, just as important for all shareholders in the Trust is the fact that we are spreading the investments in the Trust around in such a way that enhances the quality of life of all shareholders as well as helping the economic development of the State.

     As we are sure you are aware, the economy of Arizona is growing at a dynamic rate. As this growth takes place, new and additional municipal projects are needed for the benefit of the citizens of Arizona and its various communities. These projects include schools, highways, recreational facilities, and a whole array of useful public purpose facilities. These projects contribute to the economic development of Arizona and provide a high quality of life for its citizens.

     Highlighted below are just a few of the projects that your investment in Tax-Free Trust of Arizona has helped to bring to fruition.****


     [Photo: Sky Harbor Airport]


     [Photo: Sandra Day O'Connor Elementary School]


     [Photo: Tucson Medical Center]


     [Photo: Salt River Project]

DEDICATED MANAGEMENT TEAM

     Everyone associated with Tax-Free Trust of Arizona is dedicated to providing you with the best possible investment through your shares of the Trust. We do this not only through the points we have detailed above, but also through frequent contact with you, and our other shareholders. We work diligently to keep you informed of current happenings in the investment world - in simple, easy-to-understand language. Unlike many fund groups, we actively encourage and offer you the opportunity to voice your opinions and concerns. And, we listen and respond to your ideas.

     We sincerely believe that Tax-Free Trust of Arizona is "AN INVESTMENT YOU AND ARIZONA CAN COUNT ON."

     We well recognize that you have entrusted your hard-earned dollars to our care. It is a responsibility which we take very seriously. Rest assured that we will continue to do our utmost to merit your confidence.


                                   Sincerely,

Diana P. Herrmann                              Lacy B. Herrmann
President                                      Chairman of the Board of Trustees


* The chart illustrates the record of Net Asset Value since the Trust's inception. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

*** This chart assumes a 36% Federal and 4.7% State tax rate and is for illustrative purposes only. As you are aware, new tax brackets have been put into place through passage of the Federal Tax Act enacted this year. This new change, which went into effect on July 1, 2001, will have a minimal effect upon the overall illustration. The difference between a taxable investment and a tax-free investment remains valid regardless of your particular tax bracket. Results shown are not indicative of past or future performance of any investment offered by Aquila.

**** Since the portfolio is subject to change, the Trust may not necessarily currently own securities in these specific projects.

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Arizona for the 10-year period ended June 30, 2001 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

        Lehman Brothers Quality Intermediate                  Trust's Class A Shares
                Municipal Bond Index                 With Sales Charge     Without Sales Charge       Cost of Living Index
6/91                  $10,000                             $ 9,600                $10,000                    $10,000
6/92                  $11,030                             $10,670                $11,111                    $10,309
6/93                  $12,090                             $11,897                $12,389                    $10,618
6/94                  $12,248                             $11,937                $12,430                    $10,882
6/95                  $13,226                             $12,944                $13,479                    $11,213
6/96                  $13,961                             $13,420                $13,975                    $11,522
6/97                  $14,916                             $14,531                $15,131                    $11,787
6/98                  $16,109                             $15,647                $16,293                    $11,985
6/99                  $16,597                             $15,950                $16,609                    $12,221
6/00                  $17,266                             $16,344                $17,019                    $12,676
6/01                  $18,791                             $17,702                $18,433                    $13,081


                                   AVERAGE ANNUAL TOTAL RETURN
                                 FOR PERIODS ENDED JUNE 30, 2001
                             ---------------------------------------
                                                             SINCE
                             1 YEAR    5 YEARS   10 YEARS  INCEPTION
                             ------    -------   --------  ---------

Class A (3/13/86)
   With Sales Charge ......   4.02%     4.69%     5.88%      6.58%
   Without Sales Charge ...   8.31      5.54      6.31       6.86

Class C (4/1/96)
   With CDSC ..............   6.25      4.64       n/a       4.60
   Without CDSC ...........   7.29      4.64       n/a       4.60

Class Y (4/1/96)
   No Sales Charge ........   8.35      6.11       n/a       6.02

Lehman Index...............   8.84      6.12      6.51       6.62* (Class A)
                                                             5.91** (Class C&Y)



* From commencement of the index on 1/1/87.

** From commencement of operations on 4/1/96.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each classes' income may be subject to federal and state income taxes and/or the federal alternative minimum tax. Past performance is not predictive of future investment results.

MANAGEMENT DISCUSSION

     THIS PAST FISCAL YEAR

     How much difference a year makes. In our management letter of a year ago we talked of an ever-expanding economy and Federal Reserve rate increases. We forecasted a cooling economy, slightly lower interest rates and less competition from the equity market. Today, we face a rapid slowdown in economic growth, erosion of corporate earnings and a Federal Reserve, which has lowered interest rates six times, and a total amount of 2.75% through the first six months of 2001. The result has been a substantially steeper municipal yield curve in an environment of lower interest rates. Ten-year insured municipal yields declined from 5.15% to 4.45% and thirty-year municipal yields dropped from 5.85% to 5.30%.

     The result was an increase in the net asset value of the shares of the Trust from $10.17 to $10.49 or 3.15%. Dividend per share equaled $0.510 for the twelve months, down modestly from the $0.513 per share payment for fiscal 2000. Total return for the twelve months was 8.31%. The range of the share net asset value was a high of $10.59 on January 10, 2001 and a low of $10.17 on June 30, 2000.

     During the past twelve months, swings in the Trust's per share value mirrored the sentiment and focus of the fixed income markets. Between July 1, 2000, and November 30, 2000, the net asset value traded basically in a narrow range of $10.20 to $10.30 per share. Earlier in 2001, higher energy prices and full employment were keeping inflation fears alive, somewhat neutralizing a full-fledged commitment to lower interest rates. In December the fixed income markets correctly foresaw the pending economic slowdown and Federal Reserve rate cutting action. The Trust's per share value jumped over 1% in December, ending the calendar year at $10.47, on its way to the year high of $10.59 in early January. However, following the Federal Reserve's third rate cut in mid-March, sentiment changed. The fixed income markets saw the Fed's aggressive easing as sufficient to revive corporate profits and the overall economy. The result was higher long- term interest rates and the Trust's net asset value dropping into the $10.40 range. Risk aversion took over in the second quarter of 2001 as the dramatic decline in technology stocks brought fixed income products back in vogue. As such, the Trust experienced consistent cash inflows for the first time since 1993 and the share value rebounded to close the year at $10.49.

THE YEAR AHEAD

     Where is the bottom is the lone question which will absorb the financial markets over the coming months. The economic contraction has resulted in rising unemployment and a sizeable decline in equity values from one year ago. As mentioned the Federal Reserve has acted by lowering interest rates and Congress has passed tax cuts with tax rebates in the mail. Whether the combined impact of fiscal stimulus and easing monetary policy can rejuvenate the economy has yet to be seen. An ancillary question to slower economic growth is the dramatic decline in corporate earnings and resulting drop in equity values. At some point in the next twelve months the financial markets will anticipate a turnaround in both the economy and the stock market. We believe that point is later rather than sooner.

     Historically, an easing by the Federal Reserve takes about twelve months to work itself into the economy. Thus, we believe evidence of economic improvement will be pushed into early 2002 at the earliest and expectations will remain tempered until positive signs materialize. As such, we see interest rates remaining near current levels for the remainder of 2001 with a slight bias toward lower rates. Rates could start to inch higher early in 2002 as economic growth turns positive.

     Our forecast is down for new issuance of Arizona bonds over the next twelve months. In addition, we expect investors to continue to diversify investment assets between stocks and bonds meaning positive cash flows for the Trust. Thus, the forces of supply and demand should be positive for the Trust in coming months. As always our goal for the next year is to improve income while maintaining the Trust's ability to increase net asset value in a changing interest rate environment.

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the AquilaSM Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the AquilaSM Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the AquilaSM Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Tax-Free Trust of Arizona:

     We have audited the accompanying statement of assets and liabilities of Tax-Free Trust of Arizona, including the statement of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Arizona as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                        KPMG LLP



New York, New York
July 18, 2001

                            TAX-FREE TRUST OF ARIZONA
                            STATEMENT OF INVESTMENTS
                                  JUNE 30, 2001

                                                                                     RATING
   FACE                                                                              MOODY'S/
  AMOUNT          ARIZONA GENERAL OBLIGATION BONDS (27.8%)                             S&P             VALUE
-----------       --------------------------------------------------------------     --------      -------------
                  Apache Co. Unified School District No. 1 (St. John's),
$   500,000             4.800%, 7/01/04 ........................................     Baa3/NR       $     514,375
                  Bullhead City Parkway Improvement District,
  1,055,000             6.100%, 1/01/11 ........................................     Baa2/NR           1,093,244
  1,000,000             6.100%, 1/01/12 ........................................     Baa2/NR           1,032,500
                  Chandler, Arizona,
  1,255,000             7.000%, 7/01/12, FGIC Insured (pre-refunded) ...........     Aaa/AAA           1,267,550
  1,500,000             5.125%, 7/01/14, MBIA Insured ..........................     Aaa/AAA           1,531,875
                  Cochise Co. Unified School District No. 68
                     (Sierra Vista),
  1,000,000             6.000%, 7/01/06, FGIC Insured ..........................     Aaa/AAA           1,034,150
    925,000             5.750%, 7/01/09, FGIC Insured ..........................     Aaa/AAA             964,312
                  Coconino Co. Unified School District No. 1 (Flagstaff),
  2,000,000             5.500%, 7/01/09, AMBAC Insured .........................     Aaa/AAA           2,110,000
                  Coconino & Yavapai Unified School District (Sedona),
  1,000,000             5.900%, 7/01/07 ........................................      NR/A-            1,051,250
  1,000,000             5.700%, 7/01/07, FGIC Insured ..........................     Aaa/AAA           1,028,980
                  Flagstaff, Arizona,
    500,000             6.300%, 7/01/06, FGIC Insured (pre-refunded) ...........     Aaa/AAA             502,500
                  Gila Co. Unified School District No. 10 (Payson),
    500,000             5.750%, 7/01/09, AMBAC Insured .........................     Aaa/AAA             526,250
                  Goodyear Utility District #1
  1,000,000             5.200%, 7/15/25, MBIA Insured ..........................     Aaa/AAA           1,016,250
                  Graham Co. Unified School District No. 1 (Safford),
    300,000             5.000%, 7/01/10, FGIC Insured ..........................     Aaa/NR              310,500
    675,000             4.700%, 7/01/11, MBIA Insured ..........................     Aaa/NR              692,719
                  Graham Co. Unified School District No. 4 (Thatcher),
    400,000             5.000%, 7/01/10, FSA Insured ...........................     Aaa/NR              416,500
                  LaPaz Co. Unified School District No. 27 (Parker)
    800,000             6.000%, 7/01/05 ........................................     Baa2/NR             839,000
                  Maricopa Co. Elementary School District No. 1
                     (Phoenix),
    250,000             5.800%, 7/01/10, FSA Insured ...........................     Aaa/AAA             265,000
                  Maricopa Co. Elementary School District No. 3
                     (Tempe),
  1,000,000             5.400%, 7/01/12, FGIC Insured ..........................     Aaa/AAA           1,035,000
    540,000             6.000%, 7/01/13, AMBAC Insured (pre-refunded) ..........     Aaa/AAA             589,275
  1,140,000             6.000%, 7/01/13, AMBAC Insured .........................     Aaa/AAA           1,211,250
  1,025,000             5.500%, 7/01/14, FGIC Insured ..........................     Aaa/AAA           1,086,500

                  Maricopa Co. Unified School District No. 4 (Mesa),
  2,150,000             5.400%, 7/01/09, FSA Insured ...........................     Aaa/AAA           2,281,687
                  Maricopa Co. School District No. 8 (Osborn),
  1,945,000             6.100%, 7/01/05 ........................................      A1/A             2,117,619
                  Maricopa Co. Unified School District No. 9
                     (Wickenburg),
  1,030,000             5.600%, 7/01/15, AMBAC Insured .........................     Aaa/AAA           1,075,063
                  Maricopa Co. Unified School District No. 11 (Peoria),
    500,000             9.250%, 7/01/01, FGIC Insured ..........................     Aaa/AAA             500,000
  2,000,000             6.100%, 7/01/10, AMBAC Insured .........................     Aaa/AAA           2,120,000
  2,345,000             5.250%, 7/01/13, FGIC Insured ..........................     Aaa/AAA           2,450,525
    500,000             5.500%, 7/01/15, FGIC Insured ..........................     Aaa/AAA             525,000
  2,000,000             4.800%, 7/01/15, FGIC Insured ..........................     Aaa/AAA           1,995,000
                  Maricopa Co. Elementary School District No. 28
                     (Kyrene),
  1,000,000             6.000%, 7/01/14, FGIC Insured (pre-refunded) ...........     Aaa/AAA           1,073,750
                  Maricopa Elementary School District No. 38 (Madison)
  1,150,000             5.400%, 7/01/11, FGIC Insured ..........................     Aaa/AAA           1,203,187
  1,215,000             5.800%, 7/01/15, MBIA Insured (pre-refunded) ...........     Aaa/AAA           1,338,019
    785,000             5.800%, 7/01/15, MBIA Insured ..........................     Aaa/AAA             829,156
                  Maricopa Co. Unified School District No. 41 (Gilbert)
  2,500,000             6.250%, 7/01/15, FSA Insured ...........................     Aaa/AAA           2,765,625
                  Maricopa Co. Unified School District No. 48
                     (Scottsdale),
  1,725,000             5.125%, 7/01/14 ........................................     Aa2/AA            1,776,750
                  Maricopa Co. Elementary School District No. 68
                     (Alhambra),
  1,335,000             6.800%, 7/01/10, AMBAC Insured (pre-refunded) ..........     Aaa/AAA           1,401,750
  1,000,000             5.500%, 7/01/14, FSA Insured ...........................     Aaa/NR            1,085,000
                  Maricopa Co. Unified School District No. 69
                     (Paradise Valley)
  2,400,000             5.800%, 7/01/09, AMBAC Insured .........................     Aaa/AAA           2,658,000
  1,000,000             5.300%, 7/01/11, MBIA Insured ..........................     Aaa/AAA           1,075,000
                  Maricopa Co. Unified School District No. 80
                     (Chandler),
    465,000             5.800%, 7/01/09, FGIC Insured (pre-refunded) ...........     Aaa/AAA             506,850


                  Maricopa Co. Unified School District No. 98
                    (Fountain Hills)
  1,000,000             5.750%, 7/01/12, AMBAC Insured (pre-refunded) ..........     Aaa/AAA           1,088,750
                  Maricopa Co. High School District No. 205
                    (Glendale Union),
  1,000,000             5.500%, 7/01/11, FGIC Insured ..........................     Aaa/AAA           1,051,250
                  Maricopa Co. High School District No. 210
                    (Phoenix Union),
  1,000,000             5.375%, 7/01/13, (pre-refunded) ........................     Aa3/AA            1,055,000
  2,000,000             5.500%, 7/01/17, (pre-refunded) ........................     Aa3/AA            2,175,000
                  Maricopa Co. High School District No. 213 (Tempe),
    580,000             6.000%, 7/01/12, FGIC Insured, (pre-refunded) ..........     Aaa/AAA             627,850
    295,000             6.000%, 7/01/12, FGIC Insured ..........................     Aaa/AAA             310,487
                  Mesa, Arizona
  1,500,000             6.500%, 7/01/11, FGIC Insured ..........................     Aaa/AAA           1,725,000
    575,000             5.000%, 7/01/13, FGIC Insured ..........................     Aaa/AAA             590,813
    740,000             5.000%, 7/01/14, FGIC Insured ..........................     Aaa/AAA             753,875
  2,000,000             5.000%, 7/01/19, FGIC Insured ..........................     Aaa/AAA           1,985,000
                  Mohave Co. Unified School District No. 1
                     (Lake Havasu)
  1,000,000             4.900%, 7/01/13, FGIC Insured ..........................     Aaa/AAA           1,018,750
  1,000,000             4.700%, 7/01/14, FSA Insured ...........................     Aaa/AAA           1,002,500
                  Navajo Co. Unified School District No. 10 (Show Low),
  1,000,000             5.250%, 7/01/16, FGIC Insured ..........................     Aaa/NR            1,023,750
                  Navajo Co. Unified School District No. 32
                     (Blue Ridge),
    985,000             5.900%, 7/01/08, FSA Insured ...........................     Aaa/AAA           1,069,956
    750,000             5.000%, 7/01/13, FSA Insured ...........................     Aaa/AAA             779,063
    640,000             5.800%, 7/01/14, FGIC Insured (pre-refunded) ...........     Aaa/AAA             704,800
                  Peoria, Arizona,
    850,000             5.500%, 4/01/16, FGIC Insured ..........................     Aaa/NR              886,125
                  Phoenix, Arizona,
  1,040,000             7.500%, 7/01/03 ........................................     Aaa/AAA           1,127,100
  1,000,000             6.250%, 7/01/16 ........................................     Aa1/AA+           1,155,000
  1,240,000             6.250%, 7/01/17 ........................................     Aa1/AA+           1,432,200
  2,000,000             5.375%, 7/01/25 ........................................     Aa1/AA+           2,030,000


                  Pima Co. Unified School District No. 1 (Tucson),
  1,000,000             5.875%, 7/01/14, FGIC Insured ..........................     Aaa/AAA           1,050,000
                  Pima Co. Unified School District No. 6 (Marana),
  1,000,000             5.250%, 7/01/15, FGIC Insured ..........................     NR/AAA            1,035,000
                  Pima Co. Unified School District No. 8
                     (Flowing Wells),
  1,090,000             5.900%, 7/01/13, (pre-refunded) ........................      A3/NR            1,203,087
                  Pima Co. Unified School District No. 10
                     (Amphitheater),
  2,000,000             5.100%, 7/01/11, FGIC Insured ..........................     Aaa/AAA           2,097,500
                  Pima Co. Unified School District No. 12 (Sunnyside),
  1,000,000             5.500%, 7/01/10, MBIA Insured ..........................     Aaa/AAA           1,051,250
                  Pinal Co. Unified School District No. 43
                     (Apache Junction),
  1,500,000             5.850%, 7/01/15, FGIC Insured (pre-refunded) ...........     Aaa/AAA           1,655,625
                  Pinewood Sanitary District,
    605,000             6.500%, 7/01/09 ........................................     NR/NR*              631,650
                  Prescott, Arizona
  1,120,000             4.500%, 7/01/12, FGIC Insured ..........................     Aaa/AAA           1,115,800
                  Prescott Valley Sewer Collection Improvement District,
    500,000             7.900%, 1/01/12 ........................................     NR/BBB-             535,000
                  Santa Cruz Co. Unified School District No. 1
                     (Nogales),
    400,000             7.700%, 7/01/03, AMBAC Insured (pre-refunded) ..........     Aaa/AAA             404,000
  1,000,000             5.800%, 7/01/13, FSA Insured ...........................     Aaa/AAA           1,014,560
                  Scottsdale, Arizona,
  2,350,000             6.000%, 7/01/13, (pre-refunded) ........................     Aaa/AAA           2,634,937
    850,000             6.000%, 7/01/14, (pre-refunded) ........................     Aaa/AAA             886,151
  1,050,000             5.750%, 7/01/18, (pre-refunded) ........................     Aaa/AAA           1,160,250
  3,140,000             5.000%, 7/01/19 ........................................     Aaa/AAA           3,108,600
  2,825,000             5.500%, 7/01/22, (pre-refunded) ........................     Aaa/AAA           3,075,719
  1,000,000             5.000%, 7/01/22 ........................................     Aaa/AAA             978,750
                  Show Low Improvement District #6
  1,000,000             6.000%, 1/01/18, ACA Insured ...........................      NR/A             1,021,250


                  Tempe, Arizona,
  1,015,000             5.400%, 7/01/11 ........................................     Aa1/AA+           1,100,006
  2,270,000             4.500%, 7/01/14 ........................................     Aa1/AA+           2,210,413
  1,000,000             5.000%, 7/01/18 ........................................     Aa1/AA+             988,750
                  Tucson, Arizona,
    500,000             5.750%, 7/01/09, FGIC Insured ..........................     Aaa/AAA             532,500
  2,195,000             6.100%, 7/01/12, FGIC Insured ..........................     Aaa/AAA           2,281,900
  2,150,000             5.750%, 7/01/20, (pre-refunded) ........................     Aa2/AA            2,362,313
                  Yavapai Co. Unified School District No. 28
                     (Camp Verde),
    500,000             6.000%, 7/01/08, FGIC Insured ..........................     Aaa/AAA             536,250
                  Yavapai Co. Unified School District No. 22
                     (Humboldt),
  1,825,000             5.600%, 7/01/14, MBIA Insured ..........................     Aaa/AAA           1,913,969
                                                                                                   -------------
                        Total Arizona General Obligation Bonds .................                     109,074,460
                                                                                                   -------------

                  ARIZONA REVENUE BONDS (70.1%)
                  --------------------------------------------------------------

                  AIRPORT REVENUE BONDS (2.3%)
                  --------------------------------------------------------------
                  Phoenix Airport Authority Revenue Bonds,
  1,795,000             6.300%, 7/01/10, AMT, MBIA Insured .....................     Aaa/AAA           1,925,137
    565,000             6.400%, 7/01/12, AMT, MBIA Insured .....................     Aaa/AAA             605,963
                  Phoenix Civic Improvement Corp Airport Revenue Bonds
    600,000             5.250%, 7/01/08, AMT ...................................     Aa2/AA+             634,500
  1,890,000             6.300%, 7/01/14 ........................................     Aa2/AA+           2,027,025
                  Tucson Municipal Airport Authority,
  3,500,000             5.700%, 6/01/13, MBIA Insured ..........................     Aaa/AAA           3,648,750
                                                                                                   -------------
                        Total Airport Revenue Bonds ............................                       8,841,375
                                                                                                   -------------

                  BASIC SERVICE REVENUE BONDS (14.1%)
                  --------------------------------------------------------------
                  Arizona School Facilities Board Revenue Bonds,
  5,000,000             5.000%, 7/01/19 ........................................     Aaa/AAA           4,956,250
                  Arizona Transportation Board Revenue Bonds,
  1,000,000             6.250%, 7/01/16 ........................................     Aa1/AAA           1,100,000
  3,000,000             5.250%, 7/01/16 ........................................     Aa1/AAA           3,071,250
  3,615,000             5.250%, 7/01/20 ........................................     Aa1/AAA           3,655,669


                  Buckeye Excise Tax Revenue Bonds,
    500,000             5.900%, 8/01/20, AMBAC Insured .........................     Aaa/AAA             541,875
                  Casa Grande Excise Tax Revenue Bonds,
    365,000             6.000%, 4/01/10, FGIC Insured ..........................     Aaa/AAA             381,425
    440,000             5.200%, 4/01/17, MBIA Insured ..........................     Aaa/AAA             446,600
                  Chandler Street & Highway User Revenue Bonds,
  1,000,000             5.400%, 7/01/13, MBIA Insured ..........................     Aaa/AAA           1,043,750
  1,000,000             5.500%, 7/01/16 ........................................      A1/A+            1,033,750
                  Chandler Water & Sewer Revenue Bonds,
    500,000             4.750%, 7/01/10, FSA Insured ...........................     Aaa/AAA             516,250
  1,500,000             4.750%, 7/01/11, FSA Insured ...........................     Aaa/AAA           1,545,000
                  Gilbert Water & Sewer Revenue Bonds,
  2,500,000             6.500%, 7/01/12, FGIC Insured ..........................     Aaa/AAA           2,671,875
                  Greater Arizona Development Authority
                     Revenue Bonds,
  1,165,000             5.600%, 8/01/16, MBIA Insured ..........................     Aaa/AAA           1,233,444
                  Mesa Utility System Revenue Bonds,
  3,000,000             5.375%, 7/01/14, FGIC Insured ..........................     Aaa/AAA           3,093,750
                  Phoenix Civic Improvement Corp. Excise Tax
                     Revenue Bonds (Courthouse Project),
  1,000,000             5.250%, 7/01/18 ........................................     Aa2/AA+           1,016,250
  1,730,000             5.250%, 7/01/20 ........................................     Aa2/AA+           1,751,625
  1,500,000             5.250%, 7/01/24 ........................................     Aa2/AA+           1,498,125
                  Phoenix Civic Improvement Corp. Wastewater
                     Revenue Bonds,
  1,500,000             5.400%, 7/01/14 ........................................     Aa3/AA-           1,541,250
  1,250,000             5.000%, 7/01/18 ........................................     Aa3/AA-           1,246,875
  1,200,000             5.125%, 7/01/21, FGIC Insured                                Aaa/AAA           1,200,000
                  Phoenix Street & Highway User Revenue Bonds,
  2,190,000             6.250%, 7/01/06 ........................................     Aa3/AA            2,290,784
  5,000,000             6.250%, 7/01/11 ........................................      A1/A+            5,204,150
  3,265,000             6.250%, 7/01/11, MBIA Insured ..........................     Aaa/AAA           3,405,787
                  Prescott Valley Water District Revenue Bonds,
  1,000,000             4.875%, 1/01/19, MBIA Insured ..........................     NR/AAA              976,250


                  Scottsdale Preserve Authority Excise Tax
                     Revenue Bonds,
  1,990,000             5.625%, 7/01/18, FGIC Insured (pre-refunded) ...........     Aaa/AAA           2,156,663
  1,185,000             5.250%, 7/01/18 ........................................     Aa3/AA-           1,205,737
  1,255,000             5.250%, 7/01/19 ........................................     Aa3/AA-           1,275,394
                  Sedona Sewer Revenue Bonds,
  1,055,000             7.000%, 7/01/12 ........................................     NR/BBB+           1,113,025
                  Tucson Water System Revenue Bonds,
  3,990,000             5.750%, 7/01/18 ........................................      A1/A+            4,094,737
                                                                                                   -------------
                     Total Basic Service Revenue Bonds .........................                      55,267,540
                                                                                                   -------------

                  HOSPITAL REVENUE BONDS (6.4%)
                  --------------------------------------------------------------
                  Arizona Health Facilities (Northern Arizona
                     Healthcare System),
  1,000,000             5.250%, 10/01/16, AMBAC Insured ........................     Aaa/AAA           1,016,250
                  Arizona Health Facilities (Phoenix Children's Hospital),
    650,000             5.200%, 11/15/07, ......................................      A2/NR              662,187
                  Arizona Health Facilities (Samaritan Health),
  2,600,000             5.625%, 12/01/15, MBIA Insured .........................     Aaa/AAA           2,814,500
                  Chandler Industrial Development Authority
                     (Ahwatukee Medical Facility),
    900,000             7.000%, 7/01/22 (pre-refunded) .........................     NR/NR*            1,055,250
                  Maricopa Co. Industrial Development Authority
                     (Mercy Health Care System-St. Joseph's Hospital)
    825,000             7.750%, 11/01/10 .......................................     NR/AAA              972,469
                  Mesa Industrial Development Authority
                     (Discovery Health),
  1,000,000             5.750%, 1/01/25, MBIA Insured ..........................     Aaa/AAA           1,046,250
  3,000,000             5.625%, 1/01/29, MBIA Insured ..........................     Aaa/AAA           3,101,250
                  Mohave Co. Industrial Development Authority
                     (Baptist Hospital),
  1,150,000             5.700%, 9/01/15, MBIA Insured ..........................     Aaa/AAA           1,273,625
                  Phoenix Industrial Development Authority
                     (John C. Lincoln Hospital),
  1,270,000             5.500%, 12/01/13, FSA Insured ..........................     Aaa/AAA           1,339,850


                  Pima Co. Industrial Development Authority
                     (Healthpartners),
  1,000,000             5.625%, 4/01/14, MBIA Insured ..........................     Aaa/AAA           1,055,000
                  Pima Co. Industrial Development Authority
                     (Tucson Medical Center),
  1,000,000             6.375%, 4/01/12, MBIA Insured ..........................     Aaa/AAA           1,036,620
  1,000,000             5.000%, 4/01/15, MBIA Insured ..........................     Aaa/AAA           1,003,750
                  Scottsdale Industrial Development Authority
                     (Scottsdale Memorial Hospital),
  2,000,000             6.500%, 9/01/03, AMBAC Insured .........................     Aaa/AAA           2,137,500
    530,000             6.500%, 9/01/06, AMBAC Insured .........................     Aaa/AAA             594,925
  2,000,000             5.500%, 9/01/12, AMBAC Insured .........................     Aaa/AAA           2,160,000
  1,770,000             6.125%, 9/01/17, AMBAC Insured .........................     Aaa/AAA           1,918,237
                  Yavapai Co. Industrial Development Authority
                     (Yavapai Regional Medical Center),
  1,130,000             5.125%, 12/01/13, FSA Insured ..........................     Aaa/AAA           1,159,663
                  Yuma Co. Industrial Development Authority
                     (Yuma Regional Medical Center),
    500,000             5.850%, 8/01/08, MBIA Insured ..........................     Aaa/AAA             548,750
                                                                                                   -------------
                     Total Hospital Revenue Bonds ..............................                      24,896,076
                                                                                                   -------------

                  LEASE REVENUE BONDS (8.8%)
                  --------------------------------------------------------------
                  Arizona Certificates of Participation Lease
                     Revenue Bonds,
    840,000             6.625%, 9/01/08, FSA Insured ...........................     Aaa/AAA             860,698
  2,000,000             6.500%, 3/01/08, FSA Insured ...........................     Aaa/AAA           2,073,140
                  Arizona Municipal Finance Program No.1
  1,250,000             6.000%, 8/01/17, AMBAC Insured .........................     Aaa/AAA           1,285,125
                  Arizona Municipal Finance Program No. 20,
  1,300,000             7.700%, 8/01/10, MBIA Insured ..........................     Aaa/AAA           1,589,250
                  Arizona Municipal Finance Program No. 34,
  1,000,000             7.250%, 8/01/09, MBIA Insured ..........................     Aaa/AAA           1,205,000
                  Bullhead City Municipal Property Corp Lease
                     Revenue Bonds,
    400,000             5.200%, 7/01/09, MBIA Insured ..........................     Aaa/NR              422,500


                  Cave Creek Certificates of Participation Lease
                     Revenue Bonds,
    365,000             5.750%, 7/01/19 ........................................     NR/BBB-             357,700
                  Lake Havasu City Certificates of Participation
                     Lease Revenue Bonds,
    415,000             7.000%, 6/01/05, FGIC Insured ..........................     Aaa/AAA             425,566
                  Maricopa Co. Certificates of Participation Lease
                     Revenue Bonds,
    770,000             6.000%, 6/01/04 ........................................     A2/BBB+             796,195
                  Navajo Co. Municipal Property Corp Lease
                     Revenue Bonds,
  1,000,000             6.250%, 7/01/20, ACA Insured ...........................      NR/A             1,032,500
                  Oro Valley Municipal Property Corp Lease
                     Revenue Bonds,
  1,000,000             5.200%, 7/01/10, MBIA Insured ..........................     Aaa/AAA           1,066,250
  1,075,000             5.550%, 7/01/17, MBIA Insured ..........................     Aaa/AAA           1,126,062
  1,850,000             5.375%, 7/01/26, MBIA Insured ..........................     Aaa/AAA           1,887,000
                  Oro Valley Water Development Fee Revenue Bonds,
    500,000             6.400%, 1/01/08 ........................................     NR/NR*              500,680
                  Phoenix Civic Improvement Corp. Excise Tax
                     Revenue Bonds,
  2,320,000             5.750%, 7/01/14, FGIC Insured ..........................     Aaa/AAA           2,525,900
  1,000,000             5.000%, 7/01/20, FGIC Insured ..........................     Aaa/AAA             988,750
                  Phoenix Civic Plaza Building Revenue Bonds,
  1,500,000             6.000%, 7/01/14 ........................................     Aa2/AA+           1,590,000
                  Pinal Co. Certificates of Participation Lease
                     Revenue Bonds,
  1,110,000             6.250%, 6/01/04 (pre-refunded) .........................      NR/AA            1,145,920
                  Scottsdale Municipal Property Corp Lease
                     Revenue Bonds,
  2,200,000             6.250%, 11/01/10, FGIC Insured .........................     Aaa/AAA           2,271,500
  2,620,000             6.250%, 11/01/14, FGIC Insured .........................     Aaa/AAA           2,692,050
                  Sierra Vista Municipal Property Corp Lease
                     Revenue Bonds,
  2,490,000             5.000%, 1/01/18, AMBAC Insured .........................     Aaa/AAA           2,490,000
    500,000             5.125%, 1/01/21, AMBAC Insured .........................     Aaa/AAA             500,000


                  Surprise Municipal Property Corp Lease
                     Revenue Bonds,
  2,500,000             5.700%, 7/01/20, AMBAC Insured .........................     Aaa/AAA           2,631,250
                  Tucson Business Development Finance Corp
  1,585,000             6.250%, 7/01/12, FGIC Insured ..........................     Aaa/AAA           1,653,345
                  University of Arizona Certificates of Participation
                     Lease Revenue Bonds,
  1,000,000             5.650%, 9/01/09, FSA Insured ...........................     Aaa/AAA           1,060,000
    310,000             5.750%, 6/01/19, AMBAC Insured .........................     Aaa/AAA             327,050
                                                                                                   -------------
                     Total Lease Revenue Bonds .................................                      34,503,431
                                                                                                   -------------

                  MORTGAGE REVENUE BONDS (7.4%)
                  --------------------------------------------------------------
                  Arizona Capital Facilities Finance Corp. Arizona
                     State Student Housing
  1,000,000             6.125%, 9/01/20 ........................................     Baa3/NR           1,012,500
                  Maricopa Co. Industrial Development Authority
                     Horizon Community Learning Center
  1,500,000             6.375%, 6/01/30, ACA Insured ...........................       A/A             1,546,875
                  Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds
                     (Advantage Point Project),
  1,000,000             6.500%, 7/01/16 ........................................     NR/AAA            1,108,750
                  Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds
                     (National Health Project),
  1,300,000             5.500%, 1/01/18, FSA Insured ...........................     Aaa/AAA           1,337,375
                  Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds
                     (Pines at Camelback Project),
    450,000             5.400%, 5/01/18 ........................................      NR/AA              455,063
                  Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds
                     (Syl Mar Project),
  1,125,000             5.650%, 4/20/21, AMT ...................................     Aaa/NR            1,133,437
                  Maricopa Co. Industrial Development Authority
                     Single Family Mortgage Revenue,
  1,420,000             6.625%, 7/01/21 ........................................     Aaa/NR            1,514,075


                  Mohave Co. Industrial Development Authority
                     (Chris Ridge Village),
  1,040,000             6.250%, 11/01/16 .......................................     NR/AAA            1,101,100
                  Peoria Industrial Development Authority
                     (Casa Del Rio),
  2,500,000             7.300%, 2/20/28 ........................................     NR/AAA            2,687,500
                  Phoenix Industrial Development Authority
                     (Capital Mall Project)
  2,000,000             5.375%, 9/15/22,  AMBAC Insured ........................     Aaa/AAA           2,047,500
                  Phoenix Industrial Development Authority Single
                     Family Mortgage Revenue,
    950,000             6.300%, 12/01/12, AMT ..................................     NR/AAA            1,004,625
    585,000             5.875%, 6/01/16, .......................................     NR/AAA              608,400
    970,000             5.350%, 6/01/20, AMT ...................................     NR/AAA              956,662
  1,990,000             5.300%, 4/01/20, AMT ...................................     NR/AAA            1,972,587
                  Pima Co. Industrial Development Authority Single
                     Family Mortgage Revenue,
    140,000             7.625%, 2/01/12 ........................................      A2/NR              142,275
    640,000             6.500%, 2/01/17 ........................................      A/NR               671,200
  1,030,000             6.750%, 11/01/27, AMT ..................................     NR/AAA            1,075,063
  1,550,000             7.100%, 11/01/29, AMT ..................................     NR/AAA            1,677,875
    945,000             6.100%, 5/01/31, AMT ...................................     NR/AAA              975,713
                  Scottsdale Industrial Development Authority
                     (Westminster Village),
  1,185,000             7.700%, 6/01/06 ........................................     NR/NR*            1,223,513
                  Tempe Industrial Development Authority
                     (Friendship Village),
  1,500,000             6.500%, 12/01/08 .......................................     NR/NR*            1,456,875
                  Yuma Industrial Development Authority Multi Family
                     Mortgage Revenue Bonds (Alexandrite Sands),
  3,000,000             6.100%, 9/20/34, AMT ...................................     NR/AAA            3,251,250
                                                                                                   -------------
                     Total Mortgage Revenue Bonds ..............................                      28,960,213
                                                                                                   -------------

                  POLLUTION CONTROL REVENUE BONDS (5.0%)
                  --------------------------------------------------------------
                  Casa Grande Industrial Development Authority
                     (Frito Lay) Revenue Bonds,
    250,000             6.650%, 12/01/14 .......................................      A1/NR              264,687


                  Coconino Co. Pollution Control (Nevada Power)
                     Revenue Bonds,
  2,000,000             5.350%, 10/01/22 .......................................     NR/BBB-           1,717,500
                  Greenlee Co. Pollution Control (Phelps Dodge)
                     Revenue Bonds, +
 10,000,000             5.450%, 6/01/09 ........................................     Baa2/BBB          10,037,500
                  Mohave Co. Industrial Development Authority
                     (North Star Steel) Revenue Bonds,
  4,150,000             5.500%, 12/01/20, AMT ..................................      NR/A-            4,015,125
                  Navajo Co. Pollution Control Revenue Bonds
                     (Arizona Public Service),
  3,500,000             5.875%, 8/15/28, MBIA Insured ..........................     Aaa/AAA           3,635,624
                                                                                                   -------------
                     Total Pollution Control Revenue Bonds .....................                      19,670,436
                                                                                                   -------------

                  UNIVERSITY REVENUE BONDS (10.6%)
                  --------------------------------------------------------------
                  Arizona Board of Regents-Arizona State University
                     System Revenue Bonds,
  6,850,000             5.750%, 7/01/12 ........................................      A1/AA            7,014,811
  7,000,000             6.125%, 7/01/15 ........................................      A1/AA            7,204,050
    735,000             5.850%, 7/01/18, FGIC Insured ..........................     Aaa/AAA             788,287
  1,400,000             5.500%, 7/01/19 ........................................      A1/AA            1,412,250
                  Arizona Board of Regents-Northern Arizona
                     University System Revenue Bonds,
  3,000,000             5.800%, 6/01/08, AMBAC Insured .........................     Aaa/AAA           3,112,710
  3,000,000             5.200%, 6/01/13, FGIC Insured ..........................     Aaa/AAA           3,101,250
                  Arizona Board of Regents-University of Arizona
                     System Revenue Bonds,
  2,750,000             6.250%, 6/01/11                                               A1/AA            2,863,217
  1,000,000             5.500%, 6/01/16, FGIC Insured ..........................     Aaa/AAA           1,045,000
    750,000             5.800%, 6/01/24, FGIC Insured ..........................     Aaa/AAA             784,687
                  Arizona Educational Loan Mktg. Corp.,
    450,000             7.000%, 3/01/05, AMT ...................................     Aa2/NR              460,548
    500,000             6.625%, 9/01/05, AMT ...................................     Aa2/NR              515,000
  1,720,000             5.700%, 12/01/08, AMT ..................................     Aa2/NR            1,769,450
                  Arizona Student Loan Revenue
    500,000             6.600%, 5/01/10, AMT ...................................      Aa/NR              526,875
  1,000,000             5.875%, 5/01/18, AMT ...................................     Aaa/NR            1,038,750
  1,000,000             5.900%, 5/01/19, AMT ...................................     Aaa/NR            1,036,250
  1,000,000             6.150%, 5/01/29, AMT ...................................      A2/NR            1,025,000


                  Glendale Industrial Development Authority
                     (American Graduate School),
  2,100,000             5.625%, 7/01/20, AMBAC Insured .........................     NR/AAA            2,157,750
                  Glendale Industrial Development Authority
                     (Midwestern University)
  2,250,000             5.375%, 5/15/28 ........................................     NR/BBB+           2,092,500
  1,000,000             5.875%, 5/15/31 ........................................     NR/BBB+             992,500
                  Pinal Co. Community College District Revenue Bonds,
  1,055,000             5.100%, 7/01/14, AMBAC Insured .........................     Aaa/NR            1,081,375
                  Yavapai Co. Community College District
                     Revenue Bonds,
  1,070,000             5.400%, 7/01/10, FGIC Insured ..........................     Aaa/AAA           1,104,775
    500,000             6.000%, 7/01/12 ........................................     NR/BBB+             511,250
                                                                                                   -------------
                     Total University Revenue Bonds ............................                      41,638,285
                                                                                                   -------------

                  UTILITY REVENUE BONDS (15.5%)
                  --------------------------------------------------------------
                  Arizona Power Authority (Hoover Dam Project)
                     Revenue Bonds,
  2,720,000             5.300%, 10/01/06, MBIA Insured .........................     Aaa/AAA           2,866,200
  8,500,000             5.375%, 10/01/13, MBIA Insured .........................     Aaa/AAA           8,744,375
  2,425,000             5.250%, 10/01/17, MBIA Insured .........................     Aaa/AAA           2,452,281
                  Arizona Wastewater Management Authority
                     Revenue Bonds,
  1,940,000             5.600%, 7/01/12, AMBAC Insured .........................     Aaa/AAA           2,070,950
  1,240,000             5.625%, 7/01/15, AMBAC Insured .........................     Aaa/AAA           1,365,550
                  Arizona Water Infrastructure Finance Authority
                     Revenue Bonds,
  1,465,000             5.750%, 10/01/11 .......................................     Aa2/NR            1,609,669
  2,000,000             5.500%, 10/01/17 .......................................     Aa2/NR            2,077,500
                  Central Arizona Water Conservation District
                     Revenue Bonds,
  1,500,000             5.500%, 11/01/09 .......................................     A1/AA-            1,629,375
  1,000,000             5.500%, 11/01/10 .......................................     A1/AA-            1,085,000
                  Mohave Co. Industrial Development Authority
                     (Citizens Utility),
  3,025,000             7.050%, 8/01/20 ........................................     NR/BBB            3,037,856
  1,700,000             4.750%, 8/01/20 ........................................     NR/BBB            1,570,375



                  Pima Co. Industrial Development Authority
                     (Tucson Electric), Revenue Bonds,
  2,155,000             7.250%, 7/15/10, FSA Insured ...........................     Aaa/AAA           2,258,462
                  Salt River Project Agricultural Improvement and
                     Power Revenue Bonds
  2,000,000             5.500%, 1/01/10 ........................................     Aa2/AA            2,160,000
  4,485,000             6.200%, 1/01/12 ........................................     Aa2/AA            4,625,336
    650,000             6.000%, 1/01/13 ........................................     Aa2/AA              669,071
  1,000,000             5.000%, 1/01/13 ........................................     Aa2/AA            1,013,750
  2,155,000             6.000%, 1/01/16 ........................................     Aa2/AA            2,217,603
  4,520,000             6.250%, 1/01/19 ........................................     Aa2/AA            4,658,041
  1,000,000             5.750%, 1/01/19 ........................................     Aa2/AA            1,005,000
  5,000,000             5.000%, 1/01/20 ........................................     Aa2/AA            4,950,000
  5,820,000             6.250%, 1/01/27 ........................................     Aa2/AA            5,993,145
  1,550,000             5.500%, 1/01/28 ........................................     Aa2/AA            1,552,418
                  Santa Cruz Industrial Development Authority
                     (Citizens Utility),
  1,220,000             7.150%, 2/01/23, AMT ...................................     NR/BBB            1,220,598
                                                                                                   -------------

                     Total Utility Revenue Bonds ...............................                      60,832,555
                                                                                                   -------------
                        Total Arizona Revenue Bonds ............................                     274,609,911
                                                                                                   -------------

                  ZERO COUPON BONDS (2.3%)
                  --------------------------------------------------------------
                  Maricopa Co. Industrial Development Authority
                     Single Family Mortgage Revenue Bonds,
  2,385,000             12/31/14 ...............................................     Aaa/AAA           1,219,331
  2,000,000             2/01/16 ................................................     Aaa/AAA             945,000
  3,090,000             12/31/16 ...............................................     Aaa/AAA           1,390,500
                  Phoenix Industrial Development Authority Single
                     Family Mortgage Revenue,
  1,770,000             12/01/14 ...............................................     Aaa/AAA             909,337
                  Phoenix Street & Highway Revenue Bonds,
  2,550,000             7/01/13, FGIC Insured ..................................     Aaa/AAA           1,415,250
                  Sedona Wastewater Municipal Property Corp
                    Revenue Bonds,
  3,210,000             7/01/24, MBIA Insured ..................................     NR/AAA              918,863


                  Tucson & Pima Co. Single Family Mortgage
                     Revenue Bonds
  4,070,000             12/01/14 ...............................................     Aaa/AAA           2,090,963
                                                                                                   -------------
                        Total Zero Coupon Bonds ................................                       8,889,244
                                                                                                   -------------

                  U.S TERRITORIAL BONDS (0.1%)
                  --------------------------------------------------------------
                  Puerto Rico General Obligation Bonds,
    535,000             6.450%, 7/01/17 (pre-refunded) .........................     Aaa/AAA             592,513
                                                                                                   -------------

                  Total Investments (cost $376,879,612)** ..............  100.3%                     393,166,128
                  Other assets less liabilities ........................   (0.3)                      (1,287,619)
                                                                          ------                   -------------
                  Net Assets ...........................................  100.0%                   $ 391,878,509
                                                                          ======                   =============

                  * Any security not rated has been determined by the Investment Sub-Adviser to have sufficient Quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

                  ** Cost for Federal tax purposes is identical.
                  + This security is pledged as collateral for the Trust's when-issued commitments.


                                PORTFOLIO ABBREVIATIONS:

                     ACA     - ACA Financial Guaranty Corp.
                     AMBAC   - American Municipal Bond Assurance Corp.
                     AMT     - Alternative Minimum Tax
                     FGIC    - Financial Guaranty Insurance Co.
                     FSA     - Financial Security Assurance Co.
                     MBIA    - Municipal Bond Investors Assurance Corp.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2001

ASSETS
    Investments at value (cost $376,879,612) ..............................................     $ 393,166,128
    Cash ..................................................................................         1,291,762
    Interest receivable ...................................................................         8,131,513
    Receivable for Trust shares sold ......................................................         1,496,178
    Receivable for investment securities sold .............................................           854,985
    Other assets ..........................................................................             1,957
                                                                                                -------------
    Total assets ..........................................................................       404,942,523
                                                                                                -------------

LIABILITIES
    Payable for investment securities purchased ...........................................        11,769,950
    Payable for Trust shares redeemed .....................................................           581,385
    Dividends payable .....................................................................           306,792
    Distribution fees payable .............................................................           151,790
    Management fee payable ................................................................           128,074
    Accrued expenses ......................................................................           126,023
                                                                                                -------------
    Total liabilities .....................................................................        13,064,014
                                                                                                -------------

NET ASSETS ................................................................................     $ 391,878,509
                                                                                                =============
    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ....     $     373,633
    Additional paid-in capital ............................................................       379,378,379
    Net unrealized appreciation on investments (note 4) ...................................        16,286,516
    Accumulated net realized loss on investments ..........................................        (3,853,227)
    Distributions in excess of net investment income ......................................          (306,792)
                                                                                                -------------
                                                                                                $ 391,878,509
                                                                                                =============
CLASS A
    Net Assets ............................................................................     $ 385,931,006
                                                                                                =============
    Capital shares outstanding ............................................................        36,796,693
                                                                                                =============
    Net asset value and redemption price per share ........................................     $       10.49
                                                                                                =============
    Offering price per share (100/96 of $10.49 adjusted to nearest cent) ..................     $       10.93
                                                                                                =============
CLASS C
    Net Assets ............................................................................     $   4,268,748
                                                                                                =============
    Capital shares outstanding ............................................................           406,938
                                                                                                =============
    Net asset value and offering price per share ..........................................     $       10.49
                                                                                                =============
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ..........................................     $       10.49*
                                                                                                =============

CLASS Y
    Net Assets ............................................................................     $   1,678,755
                                                                                                =============
    Capital shares outstanding ............................................................           159,664
                                                                                                =============
    Net asset value, offering and redemption price per share ..............................     $       10.51
                                                                                                =============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 2001

INVESTMENT INCOME:
     Interest income ..........................................                         $ 20,525,717

Expenses:
     Management fee (note 3) ..................................     $  1,496,427
     Distribution and service fees (note 3) ...................          588,334
     Transfer and shareholder servicing agent fees ............          210,971
     Trustees' fees and expenses (note 9) .....................           74,210
     Shareholders' reports and proxy statements ...............           69,213
     Legal fees ...............................................           57,411
     Custodian fees ...........................................           33,863
     Audit and accounting fees ................................           28,689
     Registration fees and dues ...............................           29,000
     Insurance ................................................           17,895
     Miscellaneous ............................................           63,266
                                                                    ------------
     Total expenses ...........................................        2,669,279

     Expenses paid indirectly (note 7) ........................          (84,244)
                                                                    ------------
     Net expenses .............................................                            2,585,035
                                                                                        ------------
     Net investment income ....................................                           17,940,682

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

     Net realized gain from securities transactions ...........          719,373
     Change in unrealized appreciation on investments .........       10,801,400
                                                                    ------------

     Net realized and unrealized gain on investments ..........                           11,520,773
                                                                                        ------------
     Net increase in net assets resulting from operations .....                         $ 29,461,455
                                                                                        ============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                       YEAR ENDED          YEAR ENDED
                                                                     JUNE 30, 2001       JUNE 30, 2000
                                                                     -------------       -------------
OPERATIONS:
   Net investment income .......................................     $  17,940,682       $  18,556,451
   Net realized gain (loss) from securities transactions .......           719,373          (4,572,600)
   Change in unrealized appreciation on investments ............        10,801,400          (6,253,235)
                                                                     -------------       -------------
      Change in net assets resulting from operations ...........        29,461,455           7,730,616
                                                                     -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income .......................................       (18,026,667)        (18,647,193)
   Net realized gain on investments ............................               -            (1,507,740)

   Class C Shares:
   Net investment income .......................................          (140,862)            (82,729)
   Net realized gain on investments ............................               -                (7,399)

   Class Y Shares:
   Net investment income .......................................           (86,036)           (106,050)
   Net realized gain on investments ............................               -                (8,384)
                                                                     -------------       -------------
      Change in net assets from distributions ..................       (18,253,565)
                                                                     -------------       -------------

CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Proceeds from shares sold ...................................        46,464,938          37,513,857
   Reinvested dividends and distributions ......................         9,685,381          11,333,881
   Cost of shares redeemed .....................................       (38,291,254)        (68,785,609)
                                                                     -------------       -------------
      Change in net assets from capital share transactions .....        17,859,065         (19,937,871)
                                                                     -------------       -------------

      Change in net assets .....................................        29,066,955         (32,566,750)

NET ASSETS:
   Beginning of period .........................................       362,811,554         395,378,304
                                                                     -------------       -------------

   End of period ...............................................     $ 391,878,509       $ 362,811,554
                                                                     =============       =============

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At June 30, 2001, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to authorize premiums and accrete discounts on fixed income securities. The Trust currently does not accrete market discount. Upon adoption, the Trust will be required to record a cumulative effect adjustment to conform with the accounting principles generally accepted in the United States of America. The effect of this adjustment will be to either increase or decrease net investment income with an offsetting decrease or increase to unrealized appreciation (depreciation) of securities. This adjustment will therefore, have no effect on the net assets of the Trust. At this time, the Trust has not completed its analysis of the impact of this accounting change.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

     Banc One Investment Advisors Corporation (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, maintains the Trust's accounting books and records, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Trust's net assets.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended June 30, 2001, service fees on Class A Shares amounted to $553,355, of which the Distributor received $24,962.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended June 30, 2001 amounted to $26,234. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended June 30, 2001, amounted to $8,745. The total of these payments with respect to Class C Shares amounted to $34,979, of which the Distributor received $20,840.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the year ended June 30, 2001, total commissions on sales of Class A Shares amounted to $1,270,610, of which the Distributor received $218,557.

4. PURCHASES AND SALES OF SECURITIES

     During the year ended June 30, 2001,  purchases of securities  and proceeds
from  the  sales  of  securities   aggregated   $84,874,467   and   $62,593,548,
respectively.

     At June 30, 2001, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $17,189,123 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $902,607 for a net unrealized appreciation of $16,286,516.

     At June 30, 2001, the Trust has a capital loss carryover of $3,853,227, of which $2,303,750 expires on June 30, 2008 and $1,549,477 which expires on June 30, 2009. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

5. PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At June 30, 2001, the Trust had 0.1% of its net assets invested in one such municipal issue.

6. DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

7. EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:


                                                  YEAR ENDED                        YEAR ENDED
                                                JUNE 30, 2001                     JUNE 30, 2000
                                        ----------------------------      ----------------------------

                                          SHARES           AMOUNT           SHARES           AMOUNT
                                        ----------      ------------      ----------      ------------
CLASS A SHARES:
   Proceeds from shares sold ......      4,272,658      $ 44,555,878       3,470,893      $ 35,429,737
   Reinvested distributions .......        917,463         9,544,514       1,096,738        11,163,766
   Cost of shares redeemed ........     (3,598,948)      (37,385,248)     (6,632,707)      (67,523,007)
                                        ----------      ------------      ----------      ------------
      Net change ..................      1,591,173        16,715,144      (2,065,076)      (20,929,504)
                                        ----------      ------------      ----------      ------------
CLASS C SHARES:
   Proceeds from shares sold ......        144,254         1,503,493         184,421         1,885,934
   Reinvested distributions .......         10,136           105,503           6,256            63,628
   Cost of shares redeemed ........        (34,391)         (357,589)        (31,387)         (317,549)
                                        ----------      ------------      ----------      ------------
   Net change .....................        119,999         1,251,407         159,290         1,632,013
                                        ----------      ------------      ----------      ------------

CLASS Y SHARES:
   Proceeds from shares sold ......         38,369           405,567          19,213           198,186
   Reinvested distributions .......          3,414            35,364          10,423           106,487
   Cost of shares redeemed ........        (52,523)         (548,417)        (91,773)         (945,053)
                                        ----------      ------------      ----------      ------------
Net change ........................        (10,740)         (107,486)        (62,137)         (640,380)
                                        ----------      ------------      ----------      ------------

Total transactions in Trust
   shares .........................      1,700,432      $ 17,859,065      (1,967,923)     $(19,937,871)
                                        ==========      ============      ==========      ============


9. TRUSTEES' FEES AND EXPENSES

     During the fiscal year there were seven Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Trustees' fees paid during the year were at the annual rate of $8,200 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended June 30, 2001, such reimbursements averaged approximately $3,700 per Trustee.

                            TAX-FREE TRUST OF ARIZONA
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                Class A
                                                                       ----------------------------------------------------------
                                                                                           Year Ended June 30,
                                                                       ----------------------------------------------------------
                                                                        2001         2000         1999         1998         1997
                                                                       ------       ------       ------       ------       ------
Net asset value, beginning of period ..............................    $10.17       $10.51       $10.86       $10.58       $10.38
                                                                       ------       ------       ------       ------       ------

Income from investment operations:
   Net investment income ..........................................     0.50         0.51         0.51         0.52         0.53
   Net gain (loss) on securities (both realized and unrealized) ...     0.33        (0.30)       (0.26)        0.29         0.22
                                                                       ------       ------       ------       ------       ------

   Total from investment operations ...............................     0.83         0.21         0.25         0.81         0.75
                                                                       ------       ------       ------       ------       ------

Less distributions (note 6):
   Dividends from net investment income ...........................    (0.51)       (0.51)       (0.52)       (0.53)       (0.55)
   Distributions from capital gains ...............................      -          (0.04)       (0.08)         -            -
                                                                       ------       ------       ------       ------       ------

   Total distributions ............................................    (0.51)       (0.55)       (0.60)       (0.53)       (0.55)
                                                                       ------       ------       ------       ------       ------

Net asset value, end of period ....................................    $10.49       $10.17       $10.51       $10.86       $10.58
                                                                       ======       ======       ======       ======       ======

Total return (not reflecting sales charge) ........................     8.31%        2.19%        2.23%        7.83%        7.36%

Ratios/supplemental data
   Net assets, end of period (in thousands) .......................    $385,931     $358,154     $391,586     $393,887     $391,737
   Ratio of expenses to average net assets ........................     0.71%        0.70%        0.71%        0.73%        0.73%
   Ratio of net investment income to average net assets ...........     4.78%        4.96%        4.66%        4.81%        5.02%
   Portfolio turnover rate ........................................    16.92%       21.35%       16.66%       19.68%       19.98%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ........................     0.68%        0.69%        0.70%        0.72%       0.72%

                See accompanying notes to financial statements.

                            TAX-FREE TRUST OF ARIZONA
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                               Class C
                                                               ------------------------------------------------------------------
                                                                                         Year Ended June 30,
                                                               ------------------------------------------------------------------

                                                                2001            2000            1999          1998          1997
                                                               ------          ------          ------        ------        ------
Net asset value, beginning of period ..............            $10.18          $10.52          $10.88        $10.60        $10.38
                                                               ------          ------          ------        ------        ------

Income from investment operations
   Net investment income ..........................             0.41            0.41            0.42          0.43          0.44
   Net gain (loss) on securities (both realized
      and unrealized) .............................             0.32           (0.28)          (0.28)         0.29          0.23
                                                               ------          ------          ------        ------        ------
   Total from investment operations ...............             0.73            0.13            0.14          0.72          0.67
                                                               ------          ------          ------        ------        ------
Less distributions (note 6):
   Dividends from net investment income ...........            (0.42)          (0.43)          (0.42)        (0.44)        (0.45)
   Distributions from capital gains ...............              -             (0.04)          (0.08)          -             -
                                                               ------          ------          ------        ------        ------
   Total distributions ............................            (0.42)          (0.47)          (0.50)        (0.44)        (0.45)
                                                               ------          ------          ------        ------        ------
Net asset value, end of period ....................            $10.49          $10.18          $10.52        $10.88        $10.60
                                                               ======          ======          ======        ======        ======
Total return (not reflecting sales charge) ........             7.29%           1.33%           1.26%         6.90%         6.64%

Ratios/supplemental data
   Net assets, end of period (in thousands) .......            $4,269          $2,920          $1,343         $797          $200
   Ratio of expenses to average net assets ........             1.55%           1.54%           1.56%         1.57%         1.58%
   Ratio of net investment income to average
      net assets ..................................             3.92%           4.09%           3.79%         3.89%         4.17
   Portfolio turnover rate ........................            16.92%          21.35%          16.66%        19.68%        19.98%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ........            1.53%*           1.53%           1.55%         1.56%         1.57%

                See accompanying notes to financial statements.

                                                                                               Class Y
                                                               ------------------------------------------------------------------
                                                                                         Year Ended June 30,
                                                               ------------------------------------------------------------------

                                                                2001            2000            1999          1998          1997
                                                               ------          ------          ------        ------        ------
Net asset value, beginning of period ..............            $10.20          $10.53          $10.89        $10.59        $10.38
                                                               ------          ------          ------        ------        ------
Income from investment operations
   Net investment income ..........................             0.52            0.52            0.51          0.58          0.70
   Net gain (loss) on securities (both realized
      and unrealized) .............................             0.32           (0.28)          (0.26)         0.31          0.21
                                                               ------          ------          ------        ------        ------
   Total from investment operations ...............             0.84            0.24            0.25          0.89          0.91
                                                               ------          ------          ------        ------        ------
Less distributions (note 6):
   Dividends from net investment income ...........            (0.53)          (0.53)          (0.53)        (0.59)        (0.70)
   Distributions from capital gains ...............               -            (0.04)          (0.08)           -             -
                                                               ------          ------          ------        ------        ------
   Total distributions ............................            (0.53)          (0.57)          (0.61)        (0.59)        (0.70)
                                                               ------          ------          ------        ------        ------
Net asset value, end of period ....................            $10.51          $10.20          $10.53        $10.89        $10.59
                                                               ======          ======          ======        ======        ======
Total return (not reflecting sales charge) ........             8.35%           2.45%           2.28%         8.63%         9.10%

Ratios/supplemental data
   Net assets, end of period (in thousands) .......            $1,679          $1,738          $2,450          $57         $0.11
   Ratio of expenses to average net assets ........             0.56%           0.55%           0.56%         0.58%        0.58%
   Ratio of net investment income to average
      net assets ..................................            %4.94%           5.10%           4.87%         4.96%         5.17%
   Portfolio turnover rate ........................            16.92%          21.35%          16.66%        19.68%        19.98%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ........             0.54%           0.54%           0.55%         0.57%         0.57%

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended June 30, 2001, $17,935,841 of dividends paid by Tax-Free Trust of Arizona, constituting 98.03% of total dividends paid during the fiscal year ended June 30, 2001, were exempt-interest dividends; and the balance was ordinary dividend income.

     Prior to January 31, 2001, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2000 CALENDAR YEAR.